Trade and Other Receivables - Disclosure of Impairment of Receivable (Details) - NZD ($) $ in Thousands	12 Months Ended
	Jan. 31, 2020	Jan. 31, 2019
Statement Line Items [Line Items]
Gross carrying amount ($)	$ 2,358	$ 7,789
ECL provision	$ 22
0 - 30 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	0.00%
Gross carrying amount ($)	$ 2,039	5,577
ECL provision
31 - 60 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	0.00%
Gross carrying amount ($)	$ 247	$ 852
ECL provision
61 - 90 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	0.00%
Gross carrying amount ($)	$ 50
ECL provision
> 90 Days [Member]
Statement Line Items [Line Items]
Expected loss rate (%)	100.00%
Gross carrying amount ($)	$ 22
ECL provision	$ 22